Contract assets and contract liabilities - Disclosure of contract assets performance explanatory (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Contract assets and contract liabilities [Abstract]
Arising from sales of autonomous driving vehicles	¥ 19,933	¥ 14,751
Arising from provision of services	18,280	77,841
Less: loss allowance (Note 31(a))	(9,647)	(9,516)
Contract assets	28,566	83,076
Current portion	28,005	82,826
Non-current portion (Note19)	¥ 561	¥ 250